Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	AQUILA NARRAGANSETT TAX-FREE INCOME FUND
Central Index Key	0000888955
Amendment Flag	false
Document Creation Date	Oct. 16, 2012
Document Effective Date	Oct. 25, 2012
Prospectus Date	Oct. 25, 2012